Cover	6 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	NOVA MINERALS LIMITED
Entity Central Index Key	0001852551
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Suite 5
Entity Address, Address Line Two	242 Hawthorn Road
Entity Address, City or Town	Caulfield
Entity Address, Country	AU
Entity Address, Postal Zip Code	3161
City Area Code	+61 3
Local Phone Number	9537 1238
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1150 S Colony Way
Entity Address, Address Line Two	Suite 3
Entity Address, City or Town	Palmer
Entity Address, State or Province	AK
Entity Address, Postal Zip Code	99645
City Area Code	(907)
Local Phone Number	707-6564
Contact Personnel Name	Alaska Range Resources, LLC